12. CONVERTIBLE NOTES PAYABLE	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
12. CONVERTIBLE NOTES PAYABLE

Agreements with Gemini Master Fund, Ltd.  and Ascendiant Capital Partners, LLC  dated May 19, 2011

On May 19, 2011, the Company entered into a Securities Purchase Agreement or (“Agreement”) with Gemini and Ascendiant, pursuant to which the Company issued $1.2 million in principal amount of 10% convertible debentures (the “Original Debentures”), which were due May 1, 2012.  The purchase price for the debentures was 83.3% of the face amount, resulting in our receiving $1.0 million, less legal fees, placement agent fees and expenses.  Under the terms of the Agreement, the debentures, including the amount of accrued interest thereon, were convertible at the option of the holder into shares of the Company’s common stock at a conversion price equal to the lesser of (i) $0.50 per share, or (ii) 70% of the average of the three lowest prices during the 20 trading days preceding the conversion date, subject to a floor conversion price of $0.35 per share, provided that the Company pays to the holder a compensatory amount in cash to adjust for the difference between the conversion price and $0.35 per share. The warrants for 2.4 million shares are exercisable at a price of $0.50 per share for five years. The Agreement also provided for an additional $1.0 million investment option by the Investors to purchase an additional $1.2 million in aggregate principal amount of debentures on or before the one-year anniversary date of the Agreement.  The conversion price of these additional debentures is equal to the lesser of (i) $1.00 per share, or (ii) 70% of the average of the three lowest prices during the 20 trading days preceding the conversion date, subject to a floor conversion price of $0.70 per share subject to adjustment.

The Company paid legal fees and expenses in the amount of $12,500. Visualant also paid $80,000 or 8.0% of the cash received and issued a five-year warrant for 192,000 shares in placement agent fees to Ascendiant Capital Markets LLC.

The due date of the Original Debentures was extended to September 30, 2012 pursuant to a First Amendment to the Agreement on March 12, 2012, and further extended to September 30, 2013 pursuant to a Second Amendment to the Agreement on August 16, 2012. The Agreement included an additional investment right granted to Gemini and Ascendiant, pursuant to which the Gemini and Ascendiant had the right at any time until September 30, 2013, to purchase up to $1.2 million in principal amount of Additional Debentures on the same terms and conditions as the Original Debentures, except that the conversion price on the Additional Debentures was expected to have a higher floor.  The conversion price on both the Original Debentures and the Additional Debentures were subject to a potential downward adjustment for any equity sales subsequent to the date of issuance. In conjunction with the purchase of the Additional Debentures, Gemini and Ascendiant also had the right to purchase additional warrants.

On August 28, 2012, the Company entered into a Warrant Purchase Agreement with Gemini and acquired the Gemini Warrant covering the purchase of up to 1.8 million shares, subject to adjustment, by paying $250,000 on August 28, 2012 and agreeing to pay $250,000 on or before November 30, 2012.

Ascendiant also had a warrant for the purchase of up to 600,000 shares of our common stock at an original exercise price of $.35 per share, which exercise price was subject to adjustment and which had been adjusted downward as of April 26, 2013, the date it was exercised by Ascendiant.

During the year ended September 30, 2012, we modified the terms of the outstanding Original Debentures with the Gemini and Ascendiant having an aggregate principal value of $1,200,000. The maturity date was extended to September 30, 2013, Gemini and Ascendiant converted principal and interest as outlined above at $0.05 per share, and the Company paid a premium to Gemini in the form of redeeming its outstanding warrants for $500,000. In addition, the additional investment and participation rights as defined in the Agreement granted to Gemini and Ascendiant were extended from September 30, 2012 to September 30, 2013. The fair value of the warrants was calculated using the Black-Scholes-Merton option valuation model. The following assumptions were used to determine the fair value of the Warrants using the Black-Scholes valuation model: a term of five years, risk-free rate of 3.92%, volatility of 100%, and dividend yield of zero. Interest expense was recorded for the loss of $500,000 related to the modification of the debentures.  The difference between the conversion price and the fair market value of the common stock on the commitment date resulted in a beneficial conversion feature recorded of $216,000. Total interest expense recognized, including the beneficial conversion feature was $313,534 during the year ended September 30, 2012.

On January 30, 2013, the Company and Gemini and Ascendiant entered into the following agreements dated January 23, 2013 but made effective as of the date of their execution by the parties. The Company entered into these agreements to eliminate the potential dilution. This decision was made as part of the funding transaction with accredited investors that closed on June 14, 2013.

(1)           Warrant Purchase Agreement between the Company and Ascendiant pursuant to which the Company agreed to repurchase the Ascendiant Warrant for a purchase price of $300,000, which amount was due in full on March 31, 2013. No portion of the purchase price was paid by the due date and Ascendiant was issued a total of 4,564,068 shares of common stock on April 26, 2013 as a result of Ascendiant’s cashless exercise of the Ascendiant Warrant.  On April 26, 2013, the Company entered into an Option Agreement with Ascendiant pursuant to which the Company had the option to purchase from Ascendiant 4,000,000 of the 4,564,068 shares of common stock of the Company acquired by Ascendiant upon exercise of its warrant for a total purchase price of $300,000.  If purchased by the Company, the 4,000,000 shares were expected to be retired to treasury.  The option was required to be exercised and payment for the shares made on or before May 31, 2013.  On May 31, 2013, the Company exercised its option to purchase 4,000,000 Option Shares from Ascendiant and paid to Ascendiant the $300,000 purchase price.   Ascendiant delivered only 2,284,525 of the 4,000,000 Option Shares purchased by the Company and had failed to deliver the remaining 1,715,475 Option Shares. On June 17, 2013, the Company filed a complaint (the “Complaint”) against Ascendiant Capital Partners, LLC (“Ascendiant”) in the California Superior Court, County of Orange (Case No. 30-2013-00656770-CU-BC-CJC) for breach of contract, seeking damages, specific performance and injunctive relief against Ascendiant. On September 24, 2013, the California Superior Court granted Visualant’s motion, finding that Visualant was likely to prevail on the merits of its claim against Ascendiant.  The Court ordered Ascendiant to deliver 1,715,475 Option Shares to the Company by 4:00PM, September 27, 2013. The delivery occurred on September 27, 2013. The Company expects to pursue its damage claim.

(2)  Amendment to Warrant Purchase Agreement between the Company and Gemini dated January 23, 2013 extending the due date for payment of the balance of the purchase price, including accrued interest thereon, from November 30, 2012 to March 31, 2013. The Company accrued interest at 18% on the $250,000 balance due to Gemini.  The Company was in default on its payment obligation to Gemini, which entitled Gemini to exercise its warrant, potentially resulting in substantial additional dilution to our shareholders. On May 31, 2013, the Company paid $250,000 plus interest of $35,175 under the Amendment to Warrant Purchase Agreement with Gemini, in exchange for which the Company acquired the warrant from Gemini and cancelled it.

(3)  AIR Termination Agreement between the Company and Gemini (which had previously acquired Ascendiant’s AIR right in a private transaction between Gemini and Ascendiant) dated January 23, 2013 pursuant to which the Company acquired all additional investment rights or AIR of Gemini and Ascendiant under the Securities Purchase Agreement dated May 19, 2011 for the sum of $850,000, to be paid pursuant to the terms of a promissory note executed by the Company for the principal amount of $850,000.  The promissory note was payable in two installments of $425,000 each, together with accrued interest thereon at the rate of 5% per annum, due on June 30, 2013 and September 30, 2013. If the payments were not made, the Company owed 120% of the balance due plus interest. On June 26, 2013, the Company acquired all additional investment rights between the Company and Gemini under the AIR Agreement with the payment of $850,000 and interest of $17,349.